Receivables, Prepayments and Other Assets - Maturity Schedule (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of provision matrix [line items]
Trade receivables, other than related parties	$ 1,002	$ 824
Receivables neither past due nor impaired
Disclosure of provision matrix [line items]
Trade receivables, other than related parties	880	708
Less than 30 days
Disclosure of provision matrix [line items]
Trade receivables, other than related parties	114	83
31 to 60 days
Disclosure of provision matrix [line items]
Trade receivables, other than related parties	4	22
61 to 90 days
Disclosure of provision matrix [line items]
Trade receivables, other than related parties	$ 4	$ 11